Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Capital Leased Assets [Line Items]
Asset sold and leased back		¥ 1,547	¥ 1,975
Sale-leaseback contractual terms (in years)		10
Rental expenses for operating leases	18,172	18,255	18,438
Building and structures [Member]
Capital Leased Assets [Line Items]
Asset sold and leased back		759
Tools, furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Asset sold and leased back		¥ 788	¥ 1,975
Maximum [Member]
Capital Leased Assets [Line Items]
Capital lease contractual terms range (in years)		10 years
Minimum [Member]
Capital Leased Assets [Line Items]
Capital lease contractual terms range (in years)		3 years